Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2020		$ 70,503	$ 18,239	$ 46,345	$ 360		$ 62,819	$ 5,308	$ 68,127	$ 2,376		$ (1,328)	$ 330	$ (163)	$ 639	$ (1,603)
Statement [Line Items]
Net income		9,955		9,391			9,391	233	9,624	331
Other comprehensive income (loss)		(3,340)					(3,134)		(3,134)	(206)		(3,322)	(600)	460	(844)	1,172
Total comprehensive income		6,615		9,391			6,257	233	6,490	125		(3,322)	(600)	460	(844)	1,172
Shares/instruments issued		2,246	268		(25)		243	2,003	2,246
Shares repurchased/redeemed		(1,259)						(1,259)	(1,259)
Dividends and distributions paid to equity holders		(4,727)		(4,371)			(4,371)	(233)	(4,604)	(123)
Share-based payments	[3]	7			7		7		7
Other		(493)		(11)	(120)	[4]	(205)		(205)	(288)	[4]	(59)		(6)	(9)
Ending Balance at Oct. 31, 2021		72,892	18,507	51,354	222		64,750	6,052	70,802	2,090		(4,709)	(270)	291	(214)	(431)
Statement [Line Items]
Net income		10,174		9,656			9,656	260	9,916	258
Other comprehensive income (loss)		(1,589)					(1,564)		(1,564)	(25)		2,411	(1,212)	(35)	(4,523)	1,795
Total comprehensive income		8,585		9,656			8,092	260	8,352	233		2,411	(1,212)	(35)	(4,523)	1,795
Shares/instruments issued		3,211	706		(18)		688	2,523	3,211
Shares repurchased/redeemed		(3,373)	(506)	(2,367)			(2,873)	(500)	(3,373)
Dividends and distributions paid to equity holders		(5,233)		(4,858)			(4,858)	(260)	(5,118)	(115)
Share-based payments	[3]	10			10		10		10
Other		(1,343)		(24)	(366)	[4]	(659)		(659)	(684)	[4]	(180)		(40)	(49)
Ending Balance at Oct. 31, 2022		$ 74,749	$ 18,707	$ 53,761	$ (152)		$ 65,150	$ 8,075	$ 73,225	$ 1,524		$ (2,478)	$ (1,482)	$ 216	$ (4,786)	$ (1,364)

[1]	Includes undistributed retained earnings of $67 (2021 – $60) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 26).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 36).